ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of December 31,
	2012	2013
Employee payroll and welfare payables	$47,697	$56,008
Accrued other operating expenses	6,074	12,501
Other employee welfare payables	9,148	9,307
Subcontractors fees	7,507	8,525
Advance from customers	7,662	5,546
Accrued privatization related cost	—	5,514
Amounts payable for construction of building	—	5,120
Accrued merger related cost	12,290	3,886
Advance from transfer of
certain outsourcing business (Note 23)	—	3,764
Accrued professional fees	2,136	2,345
Accrued travel expenses	2,262	1,192
Accrued rental expenses	2,815	949
Government grant payable	42	796
Deferred revenue	632	385
Amount due to a related party	136	—
Other payable	4,643	5,920

Total	$103,044	$121,758